Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		¥ 64,932	¥ 50,660
Interest income on impaired loans			706	769
Interest on impaired loans collected in cash		¥ 748	661	719
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		24,721	20,601
Interest income on impaired loans			446	392
Interest on impaired loans collected in cash		519	403	356
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		5,077	4,099
Interest income on impaired loans			141	133
Interest on impaired loans collected in cash			137	129
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		3,926	4,020
Interest income on impaired loans			57	59
Interest on impaired loans collected in cash			50	52
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		15,718	12,482
Interest income on impaired loans			248	200
Interest on impaired loans collected in cash			216	175
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		37,103	25,381
Interest income on impaired loans			121	289
Interest on impaired loans collected in cash			119	276
Corporate borrowers | Non-recourse Loans
Financing Receivable, Impaired [Line Items]
Interest on impaired loans collected in cash		¥ 0
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		137	247
Interest income on impaired loans			2	7
Interest on impaired loans collected in cash			2	7
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		2,954	2,851
Interest income on impaired loans			0	0
Interest on impaired loans collected in cash			0	0
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		1,621	1,606
Interest income on impaired loans			30	38
Interest on impaired loans collected in cash			30	38
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		5,785	876
Interest income on impaired loans			0	0
Interest on impaired loans collected in cash			0	0
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		6,754	5,943
Interest income on impaired loans			76	106
Interest on impaired loans collected in cash			75	95
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		19,852	13,858
Interest income on impaired loans			13	138
Interest on impaired loans collected in cash			12	136
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]		3,108	4,678
Interest income on impaired loans			139	88
Interest on impaired loans collected in cash			¥ 139	¥ 87

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.